Net exchange rate gains/(losses)	12 Months Ended
Dec. 31, 2021
Disclosure Of Net Exchange Rate Gains Losses [Abstract]
Net exchange rate gains (losses)

37 Net exchange rate gains/(losses)

Net exchange rate gains/(losses) are analysed as follows:

	2021	2020	2019
Net realised gains/(losses) on derivative instruments	(1,428)	317	(737)
Net realised gains/(losses) on trade receivables and payables	4,612	(2,793)	1,600
Total net realised gains/(losses) (a)	3,184	(2,476)	863
Net unrealised gains/(losses) on derivative instruments	(454)	486	(638)
Net unrealised gains/(losses) on trade receivables and payables	(144)	(1,507)	(531)
Net unrealised gains/(losses) on non-monetary assets	(720)	(404)	(2,034)
Total net unrealised gains/(losses) (b)	(1,318)	(1,425)	(3,203)
Total realised and unrealised exchange rate gains/(losses) (a+b)	1,866	(3,901)	(2,340)

“Net unrealised gains/(losses) on non-monetary assets” refers to the remeasurement of non-monetary assets of the subsidiaries Italsofa Romania and Natuzzi China (only for 2019), since such entities have the same functional currency of the Parent, namely the Euro (see note 4(c)(ii)).